Note 7 - Income Taxes (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Loss from Continuing Operations
	For the Year Ended December 31,
	2020	2019
US operations	$(2,352,514)	$(2,562,960)
Foreign operations	(85,359)	(131,704)
	$(2,437,873)	$(2,694,664)

Deferred Tax Assets and Liabilities
	As of December 31,
	2020	2019
Deferred tax assets:
Operating loss carryforwards	$36,791,000	$36,449,000
Accrued expenses and stock compensation	5,922,000	5,940,000
Tax credit carryforwards	4,045,000	4,017,000
Intellectual property	2,460,000	4,049,000
Equipment	40,000	71,000
Other	36,000	-
Total deferred tax assets	49,294,000	50,526,000
Deferred tax liabilities	-	-
Net deferred tax asset	49,294,000	50,526,000
Valuation allowance	(49,294,000)	(50,526,000)
	$—	$—

Effective Income Tax Rate Reconciliation
	For the Year Ended December 31,
	2020	2019
Tax at the U.S. statutory rate	$(512,000)	$(566,000)
Change in value of warrant liability	89,000	(15,000)
Valuation allowance	289,000	581,000
Merger facilitative costs	134,000	—
	$—	$—

Unrecognized Tax Benefits
	Unrecognized Tax Benefits	Interest and Penalties
Balance at January 1, 2019	$504,000	$-
Deferred tax position	6,000	-
Balance at December 31, 2019	510,000	-
Deferred tax position	4,000	-
Balance at December 31, 2020	$514,000	$-